Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (15,709)	$ 1,297	$ 4,084
Total net gains (losses) recognized in comprehensive income	(4,410)	12,713	4,254
Spot and forward foreign exchange | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	541	(322)	110
Currency swaps | Designated as Hedging Instrument | Net change in unrealized gains and losses on translation of net investment in foreign operations | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in comprehensive income	(4,410)	12,713	4,254
Currency swaps | Foreign exchange revenue | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(4,916)	2,710	1,643
Currency swaps | Foreign exchange revenue | Designated as Hedging Instrument | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (11,334)	$ (1,091)	$ 2,331